Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current
Trade payables	$ 374,342	$ 342,841
Deferred revenue	84,073	20,435
Withholding tax payable	6,732	4,517
Payroll and other related statutory liabilities	40,680	53,446
VAT payables	51,800	37,973
Other payables	38,158	40,220
Trade and other payables	595,785	499,432
Non-current
Other payables	1,411	312
Trade and other payables, non current	$ 1,411	$ 312